GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2010 Other	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Shoebuy	Dec. 31, 2011 Shoebuy	Dec. 31, 2009 Shoebuy	Dec. 31, 2009 Search & Applications	Dec. 31, 2011 Search & Applications	Dec. 31, 2010 Search & Applications	Dec. 31, 2010 IAC Search & Media	Dec. 31, 2009 IAC Search & Media	Dec. 31, 2011 IAC Search & Media
Goodwill and intangible assets
Impairment charges on goodwill	$ 28,032,000	$ 916,868,000						$ 28,032,000			$ 28,032,000			$ 916,868,000				$ 916,900,000
Impairment charges on indefinite-lived intangible assets											4,500,000						11,000,000	104,100,000
Impairment charges on finite-lived intangible assets																		24,200,000
Discount rates used for impairment assessment of goodwill (as a percent)				20.00%	20.00%	13.00%	13.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)				20.00%	20.00%	13.00%	13.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)				9.00%	10.00%	1.00%	1.00%
Balance of goodwill and intangible assets, net
Goodwill	989,493,000	967,735,000	1,358,524,000					21,712,000	21,719,000	49,774,000	21,712,000	21,719,000	49,744,000	527,604,000	526,444,000	526,681,000	526,681,000	527,604,000	526,444,000
Intangible assets with indefinite lives	237,021,000		351,488,000					11,180,000	11,180,000						163,604,000	163,604,000
Intangible assets with definite lives, net	8,023,000		26,619,000					1,838,000	3,819,000						6,000	1,181,000
Total goodwill and intangible assets, net	$ 1,234,537,000		$ 1,736,631,000